Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
The company reports the following three business segments:

•	Bananas: Includes the sourcing (purchase and production), transportation, marketing and distribution of bananas.

•
Salads and Healthy Snacks: Includes ready-to-eat, packaged salads, referred to in the industry as "value-added salads" and other value-added products, such as healthy snacking items, fresh vegetable and fruit ingredients used in food service; processed fruit ingredients; and the company's equity-method investment in Danone Chiquita Fruits, which sells Chiquita-branded fruit smoothies in Europe (see Note 7).

•
Other Produce: Includes the sourcing, marketing and distribution of whole fresh produce other than bananas. As part of the 2012 restructuring plan, the company exited the North American deciduous business at the end of the California grape season in December 2012. Going forward, the primary product of the Other Produce segment is pineapples.

Certain corporate expenses are not allocated to the reportable segments and are included in "Corporate costs." Inter-segment transactions are eliminated. Segment information represents only continuing operations. See Note 20 for information related to discontinued operations.
Financial information for each segment follows:

(In thousands)	Bananas[1]	Salads and Healthy Snacks[2]	Other Produce[3]	Corporate Costs[4]	Consolidated
2012
Net sales	$1,985,472	$952,882	$139,983	$—	$3,078,337
Segment results	77,454	(218,292)	(18,120)	(94,876)	(253,834)
Depreciation and amortization	18,518	35,828	421	8,387	63,154
Equity in (losses) earnings of investees	344	(33,777)	—	—	(33,433)
Total assets	1,082,685	494,348	33,418	87,311	1,697,762
Expenditures for long-lived assets	23,351	23,070	131	6,888	53,440
2011
Net sales	$2,022,969	$953,464	$162,863	$—	3,139,296
Segment results	127,175	7,035	(36,757)	(63,713)	33,740
Depreciation and amortization	18,850	36,835	480	4,762	60,927
Equity in (losses) earnings of investees	350	(6,664)	—	—	(6,314)
Total assets	1,122,537	714,129	38,160	63,133	1,937,959
Expenditures for long-lived assets	36,124	33,421	225	5,765	75,535
2010
Net sales	$1,937,748	$1,028,475	$261,209	$—	3,227,432
Segment results	80,591	95,268	5,363	(70,426)	110,796
Depreciation and amortization	18,568	39,803	175	2,470	61,016
Equity in (losses) earnings of investees	1,472	(4,837)	440	—	(2,925)
Total assets	1,100,391	702,639	105,303	158,813	2,067,146
Expenditures for long-lived assets	29,828	28,429	36	7,249	65,542

[1]
Bananas segment results includes the acceleration of losses on ship arrangements of $4 million net of sublease income in the fourth quarter of 2011 and $6 million net of $2 million of related sale-leaseback gain amortization during the sublease period in the first quarter of 2012. As part of the company's European shipping reconfiguration, five ships, two in the fourth quarter of 2011 and three in the first quarter of 2012, were removed from service and subleased. The primary leases for an equivalent number of ships were not renewed at the end of 2012. These accelerated sublease losses are included in "Cost of sales."

[2]
Salads and Healthy Snacks segment results includes $1 million in "Cost of sales" primarily related to inventory write-offs to exit healthy snacking products that were not sufficiently profitable and $1 million in "Selling, general and administrative" to restructure the European healthy snacking sales force. These costs were recognized and related actions completed during the first quarter of 2012. Includes $1 million in "Selling, general and administrative" in the second quarter of 2012, primarily related to the closure of a research and development facility. Salads and Healthy Snacks segment results and equity in (losses) earnings of investees includes $32 million in 2012 to fully impair the company's equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV. See Notes 7 and 20 for further information related to investments in and income from equity method investments. Includes $180 million ($171 million, net of tax) of goodwill and trademark impairments in 2012 as described in Note 1. Includes a $32 million gain on the deconsolidation of the European smoothie business in 2010 as described in Note 20.

[3]
Other Produce segment results includes $2 million in "Cost of sales" primarily related to inventory write-offs to exit low-margin other produce in 2012, $1 million in "Selling, general and administrative" related to a lease accrual in 2012 and a reserve of $32 million for advances made to a Chilean grower in the second quarter of 2011 as described in Note 4.

[4]	Corporate costs includes "Restructuring and relocation costs" further detailed in Note 3.
The reconciliation of segment results to “Operating income (loss)” is as follows:

(In thousands)	2012	2011	2010
Segment results	$(253,834)	$33,740	$110,796
Other income attributed to Other Produce	—	—	(2,525)
Other income attributed to Corporate costs	—	—	(611)
Operating income (loss)	$(253,834)	$33,740	$107,660

Financial information by geographic area is as follows:

(In thousands)	2012	2011	2010
Net sales:
United States	$1,773,210	$1,793,580	$1,895,207

Italy	213,386	229,138	206,767
Germany	191,673	199,084	198,665
Other Core Europe	549,131	597,343	606,522
Total Core Europe[1]	954,190	1,025,565	1,011,954
Other international	350,937	320,151	320,271
Foreign net sales	1,305,127	1,345,716	1,332,225
Total net sales	$3,078,337	$3,139,296	$3,227,432

[1]	Core Europe includes the 27 member states of the European Union, Switzerland, Norway and Iceland.
Property, plant and equipment by geographic area:

	December 31,
(In thousands)	2012	2011
Property, plant and equipment, net:
United States	$226,587	$202,713
Central and South America	142,573	133,072
Other international	26,139	33,902
Total property, plant and equipment, net	$395,299	$369,687

The company’s products are sold throughout the world and its principal production and processing operations are conducted in the United States, Central America and South America. The company’s earnings are heavily dependent upon products grown and purchased in Central and South America. These activities are a significant factor in the economies of the countries where the company produces bananas and related products, and are subject to the risks that are inherent in operating in such foreign countries, including government regulation, currency restrictions, fluctuations and other restraints, import and export restrictions, burdensome taxes, expropriation, threats to employees, political instability, terrorist activities, including extortion, and U.S. and foreign governmental action in relation to the company. Certain of these operations are substantially dependent upon leases and other agreements with these governments.
The company is also subject to a variety of government regulations in most countries where it markets bananas and other fresh products, including health, food safety and customs requirements, import tariffs, currency exchange controls and taxes.